CASH AND CASH EQUIVALENTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash and cash equivalents
- Cash on hand		¥ 1		¥ 1
- Cash at bank	68	474		3,081
Total Cash and cash equivalent	$ 68	¥ 475	$ 441	¥ 3,082	¥ 4,753	¥ 31,695